Note Commitments and contingencies (Legal Proceedings) - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) claims units	Jan. 14, 2019 USD ($)
Hazard Insurance Commision Related Litigation
Legal Matters And Contingencies
Loss Contingency Damages Sought Value	$ 400.0
Lilliam Gonzalez Camacho v BPPR
Legal Matters And Contingencies
Loss Contingency Damages Sought Value	$ 400.0
Banco Popular de Puerto Rico
Legal Matters And Contingencies
Mortgage Related Investigation	The review found that while the mailing error extended to approximately 23,000 residential mortgage loans (approximately 50% of which are serviced by the Corporation for third parties), the number of borrowers actually harmed by the mailing error was substantially lower. This was due to, among other things, the fact that the Corporation regularly uses means other than the mail to communicate with borrowers, including email and hand delivery of written notices at our mortgage servicing centers or bank branches. Importantly, more than half of those borrowers potentially subject to such error actually closed on a loss mitigation alternative.
Banco Popular de Puerto Rico | Lilliam Gonzalez Camacho v BPPR
Legal Matters And Contingencies
Loss Contingency Number Of Defendants | units	20
Banco Popular de Puerto Rico | Betteroads Asphalt and Betterecycling Corporation
Legal Matters And Contingencies
Loss Contingency Damages Sought Value	$ 900.0
Banco Popular de Puerto Rico | Hector Robles Rodriguez v Municipio de Ceiba
Legal Matters And Contingencies
Loss Contingency Damages Sought Value	$ 30.0
Popular Securities | PROMESA Title III Proceeding | Subsequent event
Legal Matters And Contingencies
Puerto Rico GO bonds alleged unconstitutional		$ 6,000.0
Aggregate Arbitrations with Claimed Damages | Popular Securities
Legal Matters And Contingencies
Loss Contingency Pending Claims Number | claims	169
Loss Contingency Damages Sought Value	$ 201.0
One arbitration with Claimed damages | Popular Securities
Legal Matters And Contingencies
Loss Contingency Pending Claims Number | claims	1
Loss Contingency Damages Sought Value	$ 30.0
Minimum
Legal Matters And Contingencies
Loss Contingency Range Of Possible Loss Portion Not Accrued	0.0
Maximum
Legal Matters And Contingencies
Loss Contingency Range Of Possible Loss Portion Not Accrued	$ 27.1